State Street Equity 500 Index Fund Expense Example - Class A I K [Member] - State Street Equity 500 Index Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 571
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	1,160
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	156
Expense Example, with Redemption, 10 Years	361
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	22
Expense Example, with Redemption, 5 Years	44
Expense Example, with Redemption, 10 Years	$ 108